INCOME (LOSS) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2022
INCOME (LOSS) PER COMMON SHARE
Schedule Of Earnings (loss) Per Share
	December 31, 2022	December 31, 2021
Numerator:
Net loss	$(107,741,965)	$(169,675,169)
Less preferred dividends	-	(84,156,455)
Net loss attributable to common stockholders	$(107,741,965)	$(253,831,624)
Denominator
Weighted average share – basic	9,650,178	2,481,545
Dilutive effect of common stock equivalents options/warrants	—	—
Preferred C shares	—	—
Denominator
Total Weighted average common shares – diluted	9,650,178	2,481,545

Income (loss) per common share - basic	$(11.16)	$(102.29)
Income (loss) per common share - diluted	$(11.16)	$(102.29)